RELATED PARTIES BALANCES AND TRANSACTIONS	6 Months Ended
Mar. 31, 2026
RELATED PARTIES BALANCES AND TRANSACTIONS
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 8 — RELATED PARTIES BALANCES AND TRANSACTIONS

The Company records transactions with various related parties. These related party balances as of March 31, 2026 and September 30, 2025 and transactions for the six months ended March 31, 2026 and 2025 are identified as follows:

(1)	Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Jianbiao Dai	Chief Executive Officer (“CEO”); Chairman of the Company
Shanghai Youfu Network Co., Ltd.	Shareholder of the Company
Shanghai Yiyun Information Service Co., Ltd	Jianbiao Dai served as a supervisor and holds 60% of the shares
Shanghai Chuangbo Enterprise Development Co., Ltd	A director of the Company serving in a corporate supervisory role
Lang Wide Investment Inc.	A shareholder of the Company
Shanghai Longruan Electronics Group Co., Ltd	Jianbiao Dai serves as legal representative and holds 80% of the shares

(2)	Related Party Transactions

Borrowing from a related party

	For the six months ended
	March 31,	March 31,
	2026	2025
Jianbiao Dai	$—	$2,314

(3)	Due to related parties

	As of
	March 31,	September 30,
	2026	2025
		audited
Due to related parties
Shanghai Longruan Electronics Group Co., Ltd	$65,236	$70,234
Jianbiao Dai	10,131	10,166
Lang Wide Investment Inc.	25,000	25,000
Total	$100,367	$105,400